Income Taxes	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Income Taxes

7. Income Taxes

Under the FASB's accounting guidance related to income tax positions, among other things, the impact of an uncertain income tax position on the income tax return must be recognized at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant taxing authority. An uncertain income tax position will not be recognized if it has less than a fifty (50) % likelihood of being sustained. Additionally, the guidance provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition.

The Company records a valuation allowance against deferred tax assets to the extent that it is more likely than not that some portion, or all of, the deferred tax assets will not be realized. Due to the substantial doubt related to the Company's ability to utilize its deferred tax assets, a valuation allowance for the full amount of the deferred tax assets has been established at September 30, 2017. As a result of this valuation allowance there are no income tax benefits reflected in the accompanying consolidated statement of operations to offset pre-tax losses.

The Company has no uncertain tax positions as of September 30, 2017.

7. Income Taxes

Under the FASB's accounting guidance related to income tax positions, among other things, the impact of an uncertain income tax position on the income tax return must be recognized at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant taxing authority. An uncertain income tax position will not be recognized if it has less than a fifty (50) % likelihood of being sustained. Additionally, the guidance provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition.

The Company's policy is to recognize interest and/or penalties related to income tax matters in income tax expense. The Company had no accrual for interest or penalties on the Company's balance sheets as of December 31, 2016, and has not recognized interest and/or penalties in the consolidated statement of operations for the year ended December 31, 2016.

The Company has no uncertain tax positions as of December 31, 2016.

The Company is subject to taxation in the United States and California. The Company's tax years for 2013 (federal) and 2012 (California) and forward are subject to examination by the United States and California tax authorities.

At December 31, 2016, the Company had federal and California net operating loss carry forwards ('NOLs') aggregating $9,959,336 and $9,956,136, respectively, which, if not used, will begin to expire from 2035. The utilization of these NOLs may become subject to limitations based on past and future changes in ownership of the Company pursuant to Internal Revenue Code Section 382.

The tax effects of temporary differences and carryforwards that give rise to significant portions of the deferred income tax assets are as follows:

	As of December 31,
	2016	2015
Current deferred tax assets/(liabilities):
State taxes	$560	$(199,861)
Capitalized research and development costs	51,118	298,621
Accrual to cash adjustment	-	638,754
Other	250,284	34,588
Net operating loss	4,057,846	1,867,086
Gross deferred tax assets	4,359,808	2,639,188
Valuation allowance	(4,359,808)	(2,639,188)
Total deferred tax assets	$-	$-

The provision for income taxes on earnings subject to income taxes differs from the statutory Federal rate at December 31, 2016 and 2015, due to the following:

	As of December 31,
	2016	2015
Expected income tax benefit at federal statutory tax rate	$(1,111,773)	$(1,693,806)
State income taxes, net of federal benefit	(241,899)	(240,479)
Change in fair value of warrant	(452,930)	-
Change in valuation allowance	1,720,620	1,843,282
Stock compensation	83,332	-
Other permanent difference	1,580	222,207
Other	2,671	(129,489)
Provision (benefit) for income taxes	$1,600	$1,716

The Company records a valuation allowance against deferred tax assets to the extent that it is more likely than not that some portion, or all of, the deferred tax assets will not be realized. Due to the substantial doubt related to the Company's ability to utilize its deferred tax assets, a valuation allowance for the full amount of the deferred tax assets has been established at December 31, 2016. As a result of this valuation allowance there are no income tax benefits reflected in the accompanying consolidated statement of operations to offset pre-tax losses.